Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Schedule of earnings per share

€ millions, unless otherwise stated	2021	2020	2019
Profit attributable to equity holders of SAP SE	5,256	5,145	3,321
Issued ordinary shares[1]	1,229	1,229	1,229
Effect of treasury shares[1]	-49	-46	-35
Weighted average shares outstanding, basic[1]	1,180	1,182	1,194
Weighted average shares outstanding, diluted[1]	1,180	1,182	1,194
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	4.46	4.35	2.78
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	4.46	4.35	2.78

[1] Number of shares in millions